FORM 13F INFORMATION TABLE
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
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Address:   888 Seventh Avenue, 38th Floor
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           New York, New York 10019
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Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
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Title:     Co-Chief Executive Officer
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Phone:    (212) 479-2000
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Signature, Place, and Date of Signing:

      /s/ Dinakar Singh             New York, New York        August 14, 2009
       ---------------------  ----------------------------  -----------------
            [Signature]                   [Place]                  [Date]


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                           FORM 13F INFORMATION TABLE


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F INFORMATION TABLE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          52
                                               -------------

Form 13F Information Table Value Total:          5,921,041
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE


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       COLUMN 1            COLUMN 2    COLUMN 3     COLUMN 4            COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
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

                                                                                                                        AUTHORITY
                            TITLE OF     CUSIP        VALUE          SHRS OR            PUT   INVESTMENT    OTHER    VOTING   SHARED
     NAME OF ISSUER          CLASS       CUSIP       (X$1000)        PRN AMT     SH/PRN/CALL  DISCRETION    MANAGERS   SOLE    NONE
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ACE LTD                       SHS        H0023R105   176,212     3,984,000    SH             SOLE                3,984,000
ALLERGAN INC                  COM        018490102    19,558       411,056    SH             SOLE                  411,056
ALLIANT TECHSYSTEMS INC       COM        018804104    17,217       209,042    SH             SOLE                  209,042
APOLLO GROUP INC              CL A       037604105    16,144       227,000    SH             SOLE                  227,000
BAKER HUGHES INC              COM        057224107    18,220       500,000    SH             SOLE                  500,000
BANK OF AMERICA CORPORATION   COM        060505104   158,610    12,015,909    SH             SOLE               12,015,909
BECTON DICKINSON & CO         COM        075887109    55,265       775,000    SH             SOLE                  775,000
BURLINGTON NORTHN SANTA FE C  COM        12189T104   187,601     2,551,000    SH             SOLE                2,551,000
CF INDS HLDGS INC             COM        125269100   135,803     1,831,704    SH             SOLE                1,831,704
COMCAST CORP NEW              CL A       20030N101    13,548       935,000    SH             SOLE                  935,000
COMCAST CORP NEW            CL A SPL     20030N200    13,043       925,000    SH             SOLE                  925,000
COVIDIEN PLC                  SHS        G2554F105   193,641     5,172,045    SH             SOLE                5,172,045
CSX CORP                      COM        126408103    81,831     2,363,000    SH             SOLE                2,363,000
CVS CAREMARK CORPORATION      COM        126650100   241,176     7,567,500    SH             SOLE                7,567,500
EXTERRAN HLDGS INC       NOTE 4.250%6/1  30225XAA1     4,719     5,000,000    PRN            SOLE                5,000,000
FOCUS MEDIA HLDG LTD     SPONSORED ADR   34415V109    61,790     7,666,200    SH             SOLE                7,666,200
GOODRICH CORP                 COM        382388106   170,755     3,417,141    SH             SOLE                3,417,141
HALLIBURTON CO                COM        406216101   231,302    11,174,000    SH             SOLE               11,174,000
HEWLETT PACKARD CO            COM        428236103   332,274     8,597,000    SH             SOLE                8,597,000
HEWLETT PACKARD CO            COM        428236103    96,625     2,500,000    SH   CALL      SOLE                2,500,000
HOME DEPOT INC                COM        437076102    26,702     1,130,000    SH             SOLE                1,130,000
JPMORGAN CHASE & CO           COM        46625H100   277,144     8,125,000    SH             SOLE                8,125,000
LOCKHEED MARTIN CORP          COM        539830109   177,027     2,195,000    SH             SOLE                2,195,000
LORILLARD INC                 COM        544147101   174,847     2,580,000    SH             SOLE                2,580,000
LOWES COS INC                 COM        548661107    27,271     1,405,000    SH             SOLE                1,405,000
MARTIN MARIETTA MATLS INC     COM        573284106    59,160       750,000    SH             SOLE                  750,000
MASTERCARD INC                CL A       57636Q104    63,243       378,000    SH             SOLE                  378,000
MICROSOFT CORP                COM        594918104   278,028    11,696,600    SH             SOLE               11,696,600
NAVISTAR INTL CORP NEW        COM        63934E108    52,033     1,193,428    SH             SOLE                1,193,428
NAVISTAR INTL CORP NEW        COM        63934E108    65,400     1,500,000    SH   CALL      SOLE                1,500,000
NORTHEAST UTILS               COM        664397106    15,567       697,781    SH             SOLE                  697,781
OMNICARE INC                  COM        681904108     4,143       160,829    SH             SOLE                  160,829
ORACLE CORP                   COM        68389X105   303,950    14,190,000    SH             SOLE               14,190,000
PEPSI BOTTLING GROUP INC      COM        713409100    52,452     1,550,000    SH             SOLE                1,550,000
PEPSIAMERICAS INC             COM        71343P200    11,260       420,000    SH             SOLE                  420,000
PEPSICO INC                   COM        713448108   312,876     5,692,792    SH             SOLE                5,692,792
PROGRESS ENERGY INC           COM        743263105    37,830     1,000,000    SH   CALL      SOLE                1,000,000
QUALCOMM INC                  COM        747525103   151,872     3,360,000    SH             SOLE                3,360,000
ROCKWELL COLLINS INC          COM        774341101    69,272     1,660,000    SH             SOLE                1,660,000
SELECT SECTOR SPDR TR  SBI INT-UTILS     81369Y886   139,450     5,000,000    SH   CALL      SOLE                5,000,000
SINA CORP                     ORD        G81477104    75,174     2,550,000    SH             SOLE                2,550,000
STRAYER ED INC                COM        863236105     5,235        24,000    SH             SOLE                   24,000
TERRA INDS INC                COM        880915103   181,650     7,500,000    SH             SOLE                7,500,000
TEVA PHARMACEUTICAL INDS LTD  ADR        881624209   182,706     3,703,000    SH             SOLE                3,703,000
THERMO FISHER SCIENTIFIC INC  COM        883556102   146,568     3,595,000    SH             SOLE                3,595,000
TIME WARNER CABLE INC         COM        88732J207    25,814       815,100    SH             SOLE                  815,100
TIME WARNER INC             COM NEW      887317303   172,794     6,859,643    SH             SOLE                6,859,643
TRAVELERS COMPANIES INC       COM        89417E109   109,331     2,664,000    SH             SOLE                2,664,000
UNION PAC CORP                COM        907818108   187,832     3,608,000    SH             SOLE                3,608,000
UNITED PARCEL SERVICE INC     CL B       911312106   199,960     4,000,000    SH   PUT       SOLE                4,000,000
VISA INC                    COM CL A     92826C839    40,158       645,000    SH             SOLE                  645,000
VULCAN MATLS CO               COM        929160109    68,960     1,600,000    SH             SOLE                1,600,000
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